Commitments - Summary of Commitments for Purchases of Property, Plant and Equipment and Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Commitments [abstract]
Property, plant and equipment	¥ 4,702	¥ 8,677
Intangible assets	252	364
Total	¥ 4,954	¥ 9,041